Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Statement of Cash Flows [Abstract]
Net income (loss)	¥ (46,066)	$ (7,135)	¥ (33,551)	¥ 52,022
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation	3,165	490	1,998	1,122
Amortization of intangible assets	604	94	370	620
Provision on uncertain tax liability	2,800	434		600
Investment income	(653)	(101)	(1,499)	(172)
Interest income	2,196	340	(2,893)	(1,048)
Interest expense				1,047
Gain on purchase of subsidiary				(14)
Net foreign exchange gain				(2,416)
Allowance for deferred tax assets	230	36	2,160	929
Amortization of right-of-use assets	9,868	1,528	6,749
Bad debt provision			6,892
Gain on disposal of Zhonghui	(1,237)	(192)
Discontinued operations of Baoying	(8)	(1)
Changes in operating assets and liabilities:
Accounts receivable	(17,830)	(2,762)	(18,937)	2,990
Other receivables	(7,803)	(1,209)	(163)	(366)
Accounts payable	3,262	505	3,164	2,196
Investor’s deposit	69,219	10,721	(48,853)	43,051
Other payables and accrued expenses	3,415	529	7,098	2,299
Advance receipts	(475)	(74)	241	180
Deferred tax assets	(10,910)	(1,690)	(7,936)	(1,821)
Income taxes payable	(1,762)	(272)	2,995	(3,179)
Increase in amount due from related parties	(721)	(112)
Lease liabilities	(10,119)	(1,567)	(6,584)
Net cash provided by (used in) operating activities	(2,825)	(438)	(88,749)	98,040
Cash flows from investing activities:
Proceeds from disposal of short-term investments and commercial acceptance notes	2,653	411	41,199	16,841
Purchase of short-term investments			(40,000)	(291)
Purchase of property and equipment	(8,432)	(1,306)	(2,748)	(4,251)
Proceeds from disposal of long-term investments				3,011
Prepaid for intangible assets	(13)	(2)	(875)	(225)
Purchase of intangible assets	(601)	(93)		(360)
Distribution of short-term loans receivable			(240,000)
Collection of short-term loans receivable	50,000	7,744	190,000	50,667
Acquisition of subsidiaries from principal shareholder				(2,116)
Acquisition of subsidiaries				(1,227)
Loans provided to related parties			(837)
Repayment of loans from related parties	204	32	180	490
Proceeds from disposal of subsidiaries	4,179	647
Net cash provided by (used in) investing activities	47,990	7,433	(53,081)	62,539
Cash flows from financing activities:
Capital injection by founding shareholders				530
Proceeds from IPO				153,330
Purchase of NCIs				(10,029)
Proceed from shares issued to Fanhua Inc.				10,029
Capital injection by minority shareholders				2,450
Loan received from related parties				50,000
Repayment of loan to related parties				(51,048)
Net cash provided by financing activities				155,262
Net increase (decrease) in cash and cash equivalents, and restricted cash	45,165	6,995	(141,830)	315,841
Cash and cash equivalents, and restricted cash at beginning of year	288,894	44,744	430,268	112,000
Cash and cash equivalents, and restricted cash at end of year	332,782	51,541	288,894	430,268
Cash paid for:
Interests				1,048
Income taxes	30	5	762	12,869
Supplementary disclosure related to operating leases:
New operating lease liabilities arose from obtaining right-of-use assets	20,317	3,147	4,417
Change on lease liabilities arose from modification on lease terms	(507)	(79)	1,430
Change on lease liabilities arose from early termination of operating leases	(1,287)	(199)	(2,850)
Effect of exchange rate changes on cash and cash equivalents	¥ (1,277)	$ (198)	¥ 456	¥ 2,427